INVENTORY (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory, Current

Inventory at December 31, 2014 and 2013 consists of the following:

	December 31, 2014	December 31, 2013
Work in process and related capitalized costs	$308,867	$242,488
Deposits on dispensing machines	325,973	138,423
Vaporizers and accessories	154,930	193,575
Dispensing machines	171,466	58,500
Total inventory, net	$961,236	$632,986